Supplementary cash flow information	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Supplementary cash flow information	Supplementary cash flow information
Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2025	2024
	$	$

Depreciation and depletion	440,831	367,408
Unrealized losses on derivative instruments (Note 17)	236,087	2,630
Deferred income tax recovery (Note 21)	(144,550)	(2,297)
Change in fair value of gold stream (Note 18)	118,364	26,825
Non-cash interest and financing expense	37,702	34,848
Add back of realized loss on derivative instruments	36,846	—
Share-based payments (Note 14)	22,935	24,343
Non-recoverable input taxes	12,516	9,684
Non-cash community relations expense	7,291	—
Loss on sale of fixed assets (Note 16)	6,257	1,198
Write-down of mining interests (Note 9)	5,118	636
Impairment of long-lived assets (Note 9)	—	876,376
Gain on sale of mining interests (Note 9)	—	(56,115)
Gain on sale of shares in associate (Note 10)	—	(16,822)
Loss on dilution of associate (Note 10)	—	8,984
Other	26,285	11,406
	805,682	1,289,104

Changes in non-cash working capital:

	2025	2024
	$	$

Receivables, prepaids and other	(12,675)	(215)
Value-added and other tax receivables	(2,373)	(2,204)
Inventories	(83,633)	(130,339)
Accounts payable and accrued liabilities	69,042	(1,237)
Current income and other taxes payable	219,525	(21,184)
	189,886	(155,179)

Other exploration:

	2025	2024
	$	$

Fekola Mine, exploration	(609)	(4,428)
Masbate Mine, exploration	(2,639)	(3,649)
Otjikoto Mine, exploration	(8,133)	(7,825)
Goose Mine, exploration	(24,635)	(28,864)
Back River Regional, exploration	(10,685)	(439)
Finland Properties, exploration	(1,472)	(3,079)
Fekola Regional, exploration	(1,319)	(2,428)
Other	(1,187)	(1,917)
	(50,679)	(52,629)
Non-cash investing and financing activities:

	2025	2024
	$	$

Interest capitalized to construction of qualifying assets	54,989	30,008
Change in current liabilities relating to mining interest expenditures	(50,717)	(8,625)
Change in current liabilities relating to deferred financing costs	(4,059)	4,059
Foreign exchange (losses) gains on Fekola equipment loan facility	(2,691)	545
Share-based payments, capitalized to mining interests	1,392	1,129
Interest on loan to non-controlling interest	—	2,801
Share consideration received on sale of mining interests (Notes 9)	—	81,433